Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2010
Technical know-how	9,000	(6,375)	2,625
Purchased software and others	15,482	(3,775)	11,707
	24,482	(10,150)	14,332

As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750